Subsequent Events (Details) - Subsequent Events [Member] $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 25, 2024 AUD ($) shares	Jan. 25, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares
Subsequent Events (Details) [Line Items]
Ordinary shares represented		133,889,525	523,386,875
Offering price		1.55
Pre-funded warrant	1.5499	1.5499
Aggregate gross proceeds	$ 4,310	$ 2,950
Ordinary shares		275
Exercise price (in Dollars per share) | $ / shares		$ 1.55	$ 0.001
American Depositary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares represented		486,871
Par value (in Dollars per share) | $ / shares
Private Placement Warrants [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares represented			1,903,225
Private Placement Warrants [Member] | American Depositary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares represented		1,416,354
Derivatives [member]
Subsequent Events (Details) [Line Items]
Ordinary shares represented		389,497,350